Marketable debt securities	12 Months Ended
Dec. 31, 2021
Marketable Debt Securities [Abstract]
Marketable debt securities	Marketable debt securities
a) Breakdown
The detail, by classification and type, of Marketable debt securities is as follows:

EUR million
	2021	2020	2019
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	5,454	4,440	3,758
Financial liabilities at amortized cost	240,709	230,829	258,219
	246,163	235,269	261,977
Type
Bonds and debentures outstanding	194,362	191,577	208,455
Subordinated	25,938	21,686	20,878
Notes and other securities	25,863	22,006	32,644
	246,163	235,269	261,977
The distribution of the book value of debt securities issued by contractual maturity at 31 December 2021 is shown below:

EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	49	130	656	6,167	18,936	25,938
Senior unsecured debt	—	3,033	3,734	10,621	38,731	26,715	28,600	111,434
Senior secured debt	—	1,673	5,271	12,364	33,562	13,340	16,718	82,928
Promissory notes and other securities	—	9,201	9,304	7,358	—	—	—	25,863
Debt securities issued	—	13,907	18,358	30,473	72,949	46,222	64,254	246,163
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2021 is as follows:

EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	49	129	652	6,128	18,816	25,774
Senior unsecured debt	—	3,063	3,771	10,725	39,110	26,976	28,880	112,525
Senior secured debt	—	1,663	5,241	12,293	33,369	13,263	16,622	82,451
Promissory notes and other securities	—	9,341	9,447	7,471	—	—	—	26,259
Debt securities issued	—	14,067	18,508	30,618	73,131	46,367	64,318	247,009
b) Bonds and debentures outstanding
The detail, by currency of issue, of 'Bonds and debentures outstanding' is as follows:

				2021
	EUR million
Currency of issue	2021	2020	2019	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	90,348	89,031	89,008	90,348	1.06%
US dollar	66,581	61,174	64,952	75,406	2.39%
Pound sterling	13,340	16,569	20,178	11,206	2.13%
Brazilian real	9,131	8,398	15,292	57,702	1.99%
Chilean peso	3,757	5,624	6,848	3,623,635	5.03%
Other currencies	11,205	10,781	12,177
Balance at end of year	194,362	191,577	208,455
The changes in 'Bonds and debentures outstanding' were as follows:

EUR million
	2021	2020	2019
Balance at beginning of year	191,577	208,455	195,498
Net inclusion of entities in the Group	—	785	—
Issues	59,937	54,905	64,184
Of which:
Santander Consumer USA Holdings Inc.	15,771	12,246	15,631
Banco Santander (Brasil) S.A.	14,996	11,036	13,227
Banco Santander, S.A.	11,766	10,220	12,066
Santander UK Group Holdings plc	3,372	6,320	4,547
Santander Consumo 4, F.T.	1,531	—	—
SC Germany S.A. (New Compartment: Consumer 2021-1)	1,496	—	—
Santander Consumer Finance, S.A.	1,169	2,394	5,150
Banco Santander - Chile	1,158	766	1,644
Santander International Products, Plc.	914	1,588	848
Auto ABS French Lease Master Compartiment 2016	900	300	300
Santander Factoring Sp. z o.o.	819	391	375
PSA Banque France	815	385	1,132
Santander Consumer Bank AS	779	773	1,572
PSA Bank Deutschland GmbH	600	—	1,104
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	541	1,770	577
PSA Financial Services, Spain, E.F.C, S.A.	—	605	—
Santander Holdings USA, Inc.	—	1,269	2,778
SC Germany S.A., Compartment Consumer 2020-1	—	1,800	—
SCF Rahoituspalvelut IX DAC	—	650	—
Santander Consumer Bank AG	—	500	750
SCF Rahoituspalvelut VIII DAC	—	—	799
Redemptions and repurchases	(61,846)	(62,699)	(52,462)
Of which:
Banco Santander (Brasil) S.A.	(15,182)	(14,211)	(12,817)
Santander Consumer USA Holdings Inc.	(15,151)	(13,959)	(14,517)
Santander UK Group Holdings plc	(14,695)	(14,102)	(9,115)
Santander Consumer Finance, S.A.	(3,779)	(4,371)	(2,550)
Banco Santander, S.A.	(3,185)	(5,991)	(3,303)
Banco Santander - Chile	(1,030)	(1,974)	(848)
Santander Factoring Sp. z o.o.	(920)	(299)	(407)
Auto ABS French Lease Master Compartiment 2016	(900)	—	—
Santander Holdings USA, Inc.	(778)	(1,201)	(1,990)
PSA Bank Deutschland GmbH	(580)	—	(902)
Santander Consumer Bank AS	(348)	(936)	(1,551)
Santander International Products, Plc.	(345)	(324)	(722)
PSA Banque France	(335)	(684)	—
Banco Santander Totta, S.A.	(9)	(784)	(739)
Exchange differences and other movements	4,694	(9,869)	1,235
Balance at year-end	194,362	191,577	208,455
c) Notes and other securities
These notes were issued basically by Santander Consumer Finance, S.A., Santander UK plc, Banco Santander (México), S.A. Institución de Banca Múltiple, Grupo Financiero Santander México, Banco Santander, S.A., Santander Consumer Bank AG, PSA Banque France, Banco Santander - Chile, Santander Bank Polska S.A. and Banco Santander S.A. - Uruguay.
d) Guarantees
Set forth below is information on the liabilities secured by assets:

EUR million
	2021	2020	2019
Asset-backed securities	40,519	35,753	38,616
Of which, mortgage-backed securities	1,487	2,274	3,819
Other mortgage securities	41,779	49,425	50,269
Of which: mortgage-backed bonds	23,197	24,736	24,736
Territorial covered bond	630	869	1,270
	82,928	86,047	90,155
The main characteristics of the assets securing the aforementioned financial liabilities are as follows:
1.Asset-backed securities
a.Mortgage-backed securities- these securities are secured by mortgage assets (see Note 10.e) with average maturities of more than ten years that must: be a first mortgage for acquisition of principal or second residence, be current in payments, have a loan-to-value ratio below 80% and have a liability insurance policy in force covering at least the appraisal value. The value of the financial liabilities broken down in the foregoing table is lower than the balance of the assets securing them —securitised assets retained on the balance sheet— mainly because the Group repurchases a portion of the bonds issued, and in such cases they are not recognised on the liability side of the consolidated balance sheet.
b.Other asset - backed securities: includes asset-backed securities, notes issued by securitization funds collateralized mainly by mortgage loans that do not meet the above requirements and other loans (mainly personal loans with an average maturity of five years and loans to SMEs with average maturities of seven years) and private issues of Santander Consumer USA Holdings Inc collateralized by vehicles assigned under operating leases.
2.Other mortgage securities include mainly: (i) mortgage-backed bonds with average maturities of more than ten years that are secured by a portfolio of mortgage loans and credits (included in secured loans  —see note 10.b—) which must: not be classified as of procedural stage; have available appraisals performed by specialised entities; have a loan-to-value (LTV) ratio below 80% in the case of home loans and below 60% for loans for other assets and have sufficient liability insurance, (ii) other debt securities issued as part of the Group’s liquidity strategy in the UK, mainly covered bonds in the UK secured by mortgage loans and other assets.
The fair value of the guarantees received by the Group (financial and non-financial assets) which the Group is authorised to sell or pledge even if the owner of the guarantee has not defaulted is scantly material taking into account the Consolidated financial statements as a whole.
e) Spanish mortgage-market issues
The members of the board of directors hereby state that the Group entities operating in the Spanish mortgage-market issues area have established and implemented specific policies and procedures to cover all activities carried on and guarantee strict compliance with mortgage-market regulations applicable to these activities as provided for in Royal Decree 716/2009, of 24 April implementing certain provisions of Mortgage Market Law 2/1981, of 25 March, and, by application thereof, in Bank of Spain Circulars 7/2010 and 5/2011, and other financial and mortgage system regulations. Also, financial management defines the Grupo Santander's funding strategy.
The risk policies applicable to mortgage market transactions envisage maximum loan-to-value (LTV) ratios, and specific policies are also in place adapted to each mortgage product, which occasionally require the application of stricter limits.
Grupo Santander’s general policies in this respect require the repayment capacity of each potential customer (the effort ratio in loan approval) to be analysed using specific indicators that must be met. This analysis must determine whether each customer’s income is sufficient to meet the repayments of the loan requested. In addition, the analysis of each customer must include a conclusion on the stability over time of the customer’s income considered with respect to the life of the loan. The aforementioned indicator used to measure the repayment capacity (effort ratio) of each potential customer takes into account mainly the relationship between the potential debt and the income generated, considering on the one hand the monthly repayments of the loan requested and other transactions and, on the other, the monthly salary income and duly supported income.
Grupo Santander entities have specialised document comparison procedures and tools for verifying customer information and solvency (see note 53).
Grupo Santander entities’ procedures envisage that each mortgage originated in the mortgage market must be individually valued by an appraisal company not related to the Group.
In accordance with Article 3 of Mortgage Market Law 41/2007, any appraisal company approved by the Bank of Spain may issue valid appraisal reports. However, as permitted by this same article, the Group entities perform several checks and select, from among these companies, a small group with which they enter into cooperation agreements with special conditions and automated control mechanisms. The Group’s internal regulations specify, in detail, each of the internally approved companies, as well as the approval requirements and procedures and the controls established to uphold them. In this connection, the regulations establish the functions of an appraisal company committee on which the various areas of the Group related to these companies are represented. The aim of the committee is to regulate and adapt the internal regulations and the activities of the appraisal companies to the current market and business situation (see note 2.i).
Basically, the companies wishing to cooperate with the Group must have a significant level of activity in the mortgage market in the area in which they operate, they must pass a preliminary screening process based on criteria of independence, technical capacity and solvency -in order to ascertain the continuity of their business- and, lastly, they must pass a series of tests prior to obtaining definitive approval.
In order to comply in full with the legislation, any appraisal provided by the customer is reviewed, irrespective of which appraisal company issues it, to check that the requirements, procedures and methods used to prepare it are formally adapted to the valued asset pursuant to current legislation and that the values reported are customary in the market.
The information required by Bank of Spain circulars 7/2010 and 5/2011, by application of Royal Decree 716/2009, of 24 April is as follows:

EUR million
	2021	2020	2019
Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitised bonds)	83,088	76,554	84,720
Of which:
Loans eligible to cover issues of mortgage-backed securities	64,896	57,382	59,517
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitised mortgage assets	11,133	17,610	14,569
Mortgage-backed bonds
The mortgage-backed bonds ('cédulas hipotecarias') issued by the Group entities are securities the principal and interest of which are specifically secured by mortgages, there being no need for registration in the property register, by mortgage on all those that at any time are recorded in favour of the issuer and are not affected by the issuance of mortgage bonds and / or are subject to mortgage participations, and / or mortgage transfer certificates, and, if they exist, by substitution assets eligible to be hedged and for the economic flows generated by derivative financial instruments linked to each issue, and without prejudice to the issuer’s unlimited liability.
The mortgage bonds include the credit right of its holder against the issuing entity, guaranteeing in the manner provided for in the previous paragraph, and involve the execution to claim from the issuer the payment after due date. The holders of these securities are recognised as preferred creditors, singularly privileged, with the preference, included in number 3º of article 1,923 of the Spanish Civil Code against any other creditor, in relation with the entire group of loans and mortgage loans registered in favour of the issuer, except those that act as coverage for mortgage bonds and / or are subject to mortgage participations and / or mortgage transfer certificates.
In the event of insolvency, the holders of mortgage-backed bonds, as long as they are not considered 'person especially related' to the issuing entity in accordance with Royal Legislative Decree 1/2020, of 5 May, approving the revised text of the Bankruptcy Law , will enjoy the special privilege established in Article 270.1.1 of the aforementioned Bankruptcy Law. Without prejudice to the foregoing, in accordance with Article 242.10 of the Bankruptcy Law, during the insolvency proceedings, the payments relating to the repayment of the principal and interest of the bonds issued and outstanding at the date of the insolvency filing will be settled up to the amount of the income received by the insolvent party from the mortgage loans and credits and, where appropriate, from the replacement assets backing the bonds and from the cash flows generated by the financial instruments associated with the issues (Article 14 of Law 2/1981 of 25 March 1981 regulating the mortgage market).
If, due to a timing mismatch, the income received by the insolvent party is insufficient to meet the payments described in the preceding paragraph, the insolvency managers must settle them by realising the replacement assets set aside to cover the issue and, if this is not sufficient, they must obtain financing to meet the mandated payments to the holders of the mortgage-backed bonds, and the finance provider must be subrogated to the position of the bond-holders.
In the event that it would be necessary to proceed in accordance with the terms of Article 212.1 and, in accordance with the requirements of Article 413 of the Insolvency Law, the payments to all holders of the mortgage-backed bonds issued would be made on a pro-rata basis, irrespective of the issue dates of the bonds. If the same credit or loan is subject to the payment of bonds and a mortgage bond issue, it will be paid first to the holders of the bonds.
The outstanding mortgage-backed bonds issued by Grupo Santander totalled EUR 23,197 million at 31 December 2021 (all of which were denominated in euros), of which EUR 22,747 million were issued by Banco Santander, S.A (with an outstanding face value of EUR 22,266 million), and EUR 450 million were issued by Santander Consumer Finance, S.A. The issues outstanding at 31 December 2021 and 2020 are detailed in the separate financial statements of each of these companies.
Mortgage-backed bond issuers have an early redemption option for the purpose of complying with the limits on the volume of outstanding mortgage-backed bonds stipulated by mortgage market regulations. In addition, the issuing entity may advance the mortgage-backed bonds, if this has been expressly established in the final conditions of the issue in question and under the conditions set out therein.
None of the mortgage-backed bonds issued by the Group entities had replacement assets assigned to them.